Investments in Associates and Joint Ventures - Additional Information (Details) - GBP (£) £ in Millions		12 Months Ended
	Mar. 11, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures		£ 1,948	£ 1,796
Organigram Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Acquisition percentage	19.90%
Investments in associates and joint ventures		125
Organigram Inc. | Intangible assets other than goodwill [member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Fair value of net assets acquired	£ 49
Organigram Inc. | Goodwill [member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Fair value of net assets acquired	£ 30
Tisak d.d.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest in associates							26.00%
Impairment charge recognised in income statement						£ 27
Associates and Joint Ventures
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate		392	394
Investments in associates and joint ventures		£ 1,948	£ 1,796	£ 1,860
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest in associates		29.38%	29.42%	29.46%	29.57%
Dividends paid by the associate		£ 383	£ 386
Investments in associates and joint ventures		£ 1,759	£ 1,724